SCHEDULE OF INVESTMENTS
ROYCE MICRO-CAP TRUST
SEPTEMBER 30, 2021 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 101.0%

Communication Services – 4.3%
Diversified Telecommunication Services - 0.6%
Ooma [1]	61,500	$1,144,515
Radius Global Infrastructure Cl. A [1]	133,092	2,173,392
		3,317,907
Entertainment - 1.7%
Chicken Soup For The Soul Entertainment Cl. A [1]	210,930	4,823,969
Gaia Cl. A [1],[2],[3]	100,000	948,000
IMAX Corporation [1]	219,500	4,166,110
Motorsport Games Cl. A [1]	8,800	125,488
		10,063,567
Interactive Media & Services - 0.8%
QuinStreet [1]	200,900	3,527,804
Taboola.com [1]	112,000	947,520
		4,475,324
Media - 1.2%
comScore [1]	297,195	1,159,061
Magnite [1]	206,900	5,793,200
		6,952,261
Total		24,809,059

Consumer Discretionary – 10.3%
Auto Components - 1.6%
Motorcar Parts of America [1]	54,800	1,068,600
Patrick Industries	17,250	1,436,925
Sebang Global Battery [4]	50,500	3,613,286
Standard Motor Products	47,460	2,074,477
Stoneridge [1],[3]	57,600	1,174,464
		9,367,752
Distributors - 0.1%
Uni-Select [1]	40,000	560,240
Diversified Consumer Services - 0.9%
Aspen Group [1]	141,520	788,266
Park Lawn	50,000	1,441,655
Universal Technical Institute [1]	445,000	3,008,200
		5,238,121
Hotels, Restaurants & Leisure - 1.8%
Century Casinos [1]	321,500	4,330,605
GAN [1]	44,700	664,689
Inspired Entertainment [1]	50,000	585,000
Lindblad Expeditions Holdings [1]	320,968	4,682,923
		10,263,217
Household Durables - 1.2%
Cavco Industries [1],[3]	8,600	2,035,964
Legacy Housing [1]	144,900	2,603,853
Lifetime Brands [3]	119,294	2,169,958
		6,809,775
Internet & Direct Marketing Retail - 0.3%
CarParts.com [1]	50,000	780,500
1stdibs.com [1]	74,200	920,080
		1,700,580
Leisure Products - 0.8%
Clarus Corporation	140,603	3,603,655
MasterCraft Boat Holdings [1]	46,000	1,153,680
		4,757,335
Specialty Retail - 3.5%
ARKO [1]	74,700	754,470
AutoCanada [1]	440,000	16,115,269
Barnes & Noble Education [1]	80,000	799,200
Lazydays Holdings [1]	30,000	640,200
Shoe Carnival [3]	36,432	1,181,126
Tile Shop Holdings [1]	102,100	783,107
		20,273,372
Textiles, Apparel & Luxury Goods - 0.1%
YGM Trading	2,564,600	655,592
Total		59,625,984

Consumer Staples – 2.1%
Beverages - 0.3%
MGP Ingredients	20,000	1,302,000
Primo Water	26,791	421,155
		1,723,155
Food Products - 1.8%
CubicFarm Systems [1]	400,000	416,864
J G Boswell Company [4]	2,490	2,488,755
John B. Sanfilippo & Son [3]	7,900	645,588
Landec Corporation [1],[3]	75,610	697,124
Seneca Foods Cl. A [1]	81,087	3,910,015
Seneca Foods Cl. B [1]	40,400	2,001,820
SunOpta [1]	50,000	446,500
		10,606,666
Total		12,329,821

Energy – 6.8%
Energy Equipment & Services - 4.0%
Aspen Aerogels [1]	171,685	7,899,227
Bristow Group [1],[3]	177,900	5,662,557
Computer Modelling Group	594,875	2,226,202
North American Construction Group	50,000	736,000
Pason Systems	202,500	1,378,138
SEACOR Marine Holdings [1],[3]	216,957	1,004,511
TerraVest Industries	237,800	4,560,368
		23,467,003
Oil, Gas & Consumable Fuels - 2.8%
Ardmore Shipping [1]	90,500	375,575
Brigham Minerals Cl. A	220,000	4,215,200
Dorchester Minerals L.P.	153,963	2,951,471
Dorian LPG	163,138	2,024,542
GeoPark	69,218	883,222
Navigator Holdings [1]	175,000	1,557,500
Sabine Royalty Trust [3]	82,648	3,539,814
StealthGas [1]	229,664	615,499
		16,162,823
Total		39,629,826

Financials – 11.8%
Banks - 1.6%
Bryn Mawr Bank	25,000	1,148,750
Chemung Financial	31,000	1,404,300
HBT Financial	46,300	719,965
Live Oak Bancshares [3]	30,900	1,966,167
Midway Investments [1],[5]	735,647	0
TriState Capital Holdings [1]	42,800	905,220
Virginia National Bankshares	89,910	3,249,347
		9,393,749
Capital Markets - 7.7%
ASA Gold and Precious Metals	171,150	3,233,023
B. Riley Financial	23,200	1,369,728
Barings BDC	215,300	2,372,606
Bolsa Mexicana de Valores	1,068,000	2,045,816
Canaccord Genuity Group	203,300	2,235,883
Donnelley Financial Solutions [1]	50,000	1,731,000
Fiera Capital Cl. A	78,000	644,150
GCM Grosvenor Cl. A	380,800	4,386,816
Manning & Napier Cl. A	136,600	1,247,158
Silvercrest Asset Management Group Cl. A	224,100	3,491,478
Sprott	191,453	7,039,291
StoneX Group [1],[2],[3]	69,327	4,568,649
Tel Aviv Stock Exchange [4]	343,000	1,815,943
U.S. Global Investors Cl. A [3]	439,454	2,500,493
Urbana Corporation	237,600	656,561
Value Line [3]	74,574	2,554,905
VNV Global [1],[4]	100,000	1,193,048
Warsaw Stock Exchange [4]	52,900	551,991
Westaim Corporation (The) [1]	500,000	1,065,846
		44,704,385
Consumer Finance - 0.3%
EZCORP Cl. A [1],[2],[3]	201,000	1,521,570
Diversified Financial Services - 0.8%
ECN Capital	556,000	4,582,852
Waterloo Investment Holdings [1],[5]	806,000	0
		4,582,852
Insurance - 1.4%
Hallmark Financial Services [1],[3]	114,000	416,100
Trean Insurance Group [1]	379,065	3,923,323
Trupanion [1],[3]	50,070	3,888,937
		8,228,360
Total		68,430,916

Health Care – 16.0%
Biotechnology - 3.1%
Arcturus Therapeutics Holdings [1],[2],[3]	79,836	3,814,564
Avid Bioservices [1]	19,600	422,772
CareDx [1]	18,900	1,197,693
Catalyst Pharmaceuticals [1]	304,400	1,613,320
DermTech [1]	54,700	1,756,417
Larimar Therapeutics [1],[3]	28,064	323,578
MaxCyte [1]	130,000	1,587,300
MeiraGTx Holdings [1]	114,400	1,507,792
Neoleukin Therapeutics [1],[3]	145,397	1,051,220
Zealand Pharma [1],[4]	153,015	4,394,443
		17,669,099
Health Care Equipment & Supplies - 7.5%
Apyx Medical [1]	35,800	495,830
AtriCure [1],[3]	15,000	1,043,250
Atrion Corporation [3]	4,689	3,270,578
BioLife Solutions [1]	33,700	1,426,184
Chembio Diagnostics [1]	135,800	339,500
ClearPoint Neuro [1]	102,400	1,817,600
CryoLife [1]	15,200	338,808
Cutera [1]	58,300	2,716,780
Mesa Laboratories [3]	53,200	16,085,552
Misonix [1]	95,500	2,416,150
OraSure Technologies [1],[3]	50,000	565,500
OrthoPediatrics Corp. [1]	6,500	425,815
Profound Medical [1]	85,800	1,252,520
Repro Med Systems [1]	218,900	623,865
Semler Scientific [1]	22,400	2,820,160
Surmodics [1],[2],[3]	85,300	4,742,680
Utah Medical Products	31,350	2,910,534
		43,291,306
Health Care Providers & Services - 2.7%
Cross Country Healthcare [1]	130,800	2,778,192
Great Elm Group [1]	566,700	1,286,409
Hims & Hers Health Cl. A [1],[2],[3]	200,000	1,508,000
Joint Corp. (The) [1]	65,484	6,418,742
National Research [3]	46,668	1,967,989
PetIQ Cl. A [1],[3]	25,000	624,250
Sharps Compliance [1]	153,500	1,269,445
		15,853,027
Health Care Technology - 1.2%
OptimizeRx Corporation [1]	11,450	979,547
Simulations Plus [3]	85,570	3,380,015
Tabula Rasa HealthCare [1],[3]	38,400	1,006,464
Vocera Communications [1]	33,100	1,514,656
		6,880,682
Life Sciences Tools & Services - 1.3%
Harvard Bioscience [1]	317,400	2,215,452
Quanterix Corporation [1]	111,700	5,561,543
		7,776,995
Pharmaceuticals - 0.2%
Knight Therapeutics [1]	187,000	789,870
Theravance Biopharma [1],[3]	59,009	436,667
		1,226,537
Total		92,697,646

Industrials – 18.7%
Aerospace & Defense - 0.9%
Astronics Corporation [1]	56,929	800,422
CPI Aerostructures [1]	189,700	521,675
Innovative Solutions and Support	78,828	563,620
SIFCO Industries [1]	45,800	393,880
Triumph Group [1]	10,000	186,300
Virgin Galactic Holdings [1],[3]	102,850	2,602,105
		5,068,002
Air Freight & Logistics - 0.3%
Atlas Air Worldwide Holdings [1]	10,000	816,800
Echo Global Logistics [1]	20,000	954,200
		1,771,000
Building Products - 1.0%
Burnham Holdings Cl. A [4]	117,000	1,608,750
CSW Industrials [3]	20,000	2,554,000
Insteel Industries [3]	44,200	1,681,810
Quanex Building Products	9,900	211,959
		6,056,519
Commercial Services & Supplies - 1.3%
Acme United	25,000	818,500
Atento [1]	21,742	613,342
Civeo Corporation [1]	37,499	843,353
Heritage-Crystal Clean [1],[2],[3]	123,001	3,564,569
Team [1],[3]	93,300	280,833
Vidler Water Resouces [1],[3]	121,200	1,379,256
		7,499,853
Construction & Engineering - 3.4%
Ameresco Cl. A [1]	94,400	5,515,792
Construction Partners Cl. A [1]	84,900	2,833,113
Granite Construction	13,500	533,925
IES Holdings [1],[2],[3]	109,100	4,984,779
Infrastructure and Energy Alternatives [1]	275,100	3,144,393
Matrix Service [1],[3]	8,200	85,772
Northwest Pipe [1],[3]	59,400	1,407,780
NV5 Global [1]	13,400	1,320,838
		19,826,392
Electrical Equipment - 1.0%
American Superconductor [1]	104,225	1,519,600
Encore Wire [3]	3,307	313,603
LSI Industries	415,740	3,221,985
Powell Industries [3]	21,400	525,798
Power Solutions International [1],[3],[4]	21,100	84,400
		5,665,386
Machinery - 4.1%
CIRCOR International [1],[2],[3]	220,421	7,276,097
Graham Corporation [3]	149,850	1,858,140
H2O Innovation [1]	437,300	825,160
Hurco Companies [3]	36,866	1,189,297
L. B. Foster Company [1],[3]	95,300	1,476,197
Lindsay Corporation [3]	41,600	6,314,464
Luxfer Holdings [3]	31,700	622,271
NN [1]	90,600	475,650
Shyft Group (The)	17,200	653,772
Titan International [1]	212,200	1,519,352
Wabash National	6,400	96,832
Westport Fuel Systems [1]	412,500	1,357,125
		23,664,357
Marine - 1.7%
Algoma Central	40,000	532,133
Clarkson [4]	100,400	5,084,039
Eagle Bulk Shipping [1],[3]	81,428	4,105,600
		9,721,772
Professional Services - 1.2%
Acacia Research [1],[3]	190,000	1,290,100
Barrett Business Services	2,600	198,276
Forrester Research [1]	62,300	3,068,898
Franklin Covey [1],[3]	40,100	1,635,679
Resources Connection	59,300	935,754
		7,128,707
Road & Rail - 0.4%
HyreCar [1]	42,900	364,650
Patriot Transportation Holding [3]	55,764	661,919
Universal Logistics Holdings [3]	75,200	1,510,016
		2,536,585
Trading Companies & Distributors - 3.4%
BlueLinx Holdings [1]	31,950	1,561,716
EVI Industries [1],[3]	217,709	5,921,685
Lawson Products [1]	36,500	1,825,365
Transcat [1]	162,607	10,484,899
		19,793,665
Total		108,732,238

Information Technology – 23.0%
Communications Equipment - 1.2%
Clearfield [1]	85,200	3,761,580
Digi International [1]	71,600	1,505,032
Genasys [1]	48,192	249,635
Ituran Location and Control	50,000	1,269,500
		6,785,747
Electronic Equipment, Instruments & Components - 7.5%
Bel Fuse Cl. A	67,705	972,921
Fabrinet [1]	2,200	225,522
FARO Technologies [1],[3]	65,200	4,290,812
HollySys Automation Technologies	51,900	1,073,811
Luna Innovations [1]	513,878	4,881,841
nLIGHT [1],[2],[3]	306,100	8,628,959
Novanta [1]	3,400	525,300
PAR Technology [1],[3]	268,924	16,541,515
PC Connection [2],[3]	14,000	616,420
PowerFleet [1]	230,500	1,544,350
Richardson Electronics	316,900	3,070,761
Vishay Precision Group [1]	41,800	1,453,386
		43,825,598
IT Services - 0.7%
Cantaloupe [1],[3]	90,500	975,590
Computer Task Group [1]	84,800	676,704
Cyxtera Technologies Cl. A [1]	75,300	696,525
Hackett Group (The) [3]	27,700	543,474
International Money Express [1]	20,000	334,000
Liberated Syndication [1],[5]	98,000	291,060
Paya Holdings [1]	39,100	425,017
		3,942,370
Semiconductors & Semiconductor Equipment - 8.2%
Alpha & Omega Semiconductor [1]	17,900	561,523
Amtech Systems [1],[2],[3]	92,184	1,053,663
Axcelis Technologies [1]	5,400	253,962
AXT [1]	100,000	833,000
Brooks Automation [3]	37,800	3,868,830
Camtek [1]	100,200	4,059,102
Cohu [1]	38,990	1,245,341
CyberOptics Corporation [1]	64,900	2,309,142
FormFactor [1]	22,869	853,700
Ichor Holdings [1]	25,700	1,056,013
Kulicke & Soffa Industries [3]	77,200	4,499,216
Nova [1],[3]	59,500	6,086,255
NVE Corporation	14,400	921,168
Onto Innovation [1],[2],[3]	127,550	9,215,487
PDF Solutions [1]	189,500	4,366,080
Photronics [1]	240,800	3,282,104
Sequans Communications ADR [1]	31,800	139,602
Ultra Clean Holdings [1],[3]	72,200	3,075,720
		47,679,908
Software - 4.2%
Agilysys [1],[3]	96,100	5,031,796
American Software Cl. A [3]	80,252	1,905,985
AudioEye [1]	50,000	551,500
Digital Turbine [1]	89,700	6,166,875
Kaltura [1]	32,900	338,541
LiveVox Holdings Cl. A [1]	189,129	1,233,121
Mitek Systems [1]	69,700	1,289,450
Model N [1]	25,000	837,500
ON24 [1]	29,400	586,236
OneSpan [1]	5,600	105,168
Optiva [1]	28,000	442,128
RealNetworks [1]	100,171	159,272
Upland Software [1]	164,400	5,497,536
		24,145,108
Technology Hardware, Storage & Peripherals - 1.2%
AstroNova [1]	114,600	1,724,730
Avid Technology [1]	68,700	1,986,804
Intevac [1]	539,400	2,578,332
TransAct Technologies [1]	40,900	568,510
		6,858,376
Total		133,237,107

Materials – 5.2%
Chemicals - 0.3%
LSB Industries [1]	135,800	1,386,518
Rayonier Advanced Materials [1]	50,000	375,000
		1,761,518
Construction Materials - 0.1%
Monarch Cement [4]	8,150	872,050
Containers & Packaging - 0.4%
UFP Technologies [1],[2],[3]	36,445	2,244,647
Metals & Mining - 4.4%
Alamos Gold Cl. A	261,044	1,877,555
Altius Minerals	113,000	1,389,081
Ampco-Pittsburgh [1]	79,002	371,310
Haynes International [3]	84,400	3,143,900
Imdex [4]	569,466	946,182
MAG Silver [1]	154,050	2,495,610
Major Drilling Group International [1]	1,263,684	8,430,546
Olympic Steel	35,000	852,600
Pretium Resources [1]	80,000	773,725
Sandstorm Gold [1]	810,000	4,665,600
Universal Stainless & Alloy Products [1],[3]	33,620	348,303
		25,294,412
Total		30,172,627

Real Estate – 2.4%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Postal Realty Trust Cl. A	114,000	2,124,960
Real Estate Management & Development - 2.1%
Altus Group	87,000	4,244,908
Dundee Corporation Cl. A [1]	413,200	489,342
Marcus & Millichap [1],[3]	4,900	199,038
Real Matters [1]	229,500	1,819,185
RMR Group (The) Cl. A [3]	75,400	2,522,130
Tejon Ranch [1],[3]	154,994	2,752,693
		12,027,296
Total		14,152,256

Utilities – 0.4%
Water Utilities - 0.4%
Global Water Resources	106,000	1,984,320
Total		1,984,320

TOTAL COMMON STOCKS
(Cost $377,903,551)	585,801,800

REPURCHASE AGREEMENT – 2.9%
Fixed Income Clearing Corporation, 0.00% dated 9/30/21, due 10/1/21, maturity value $16,930,231 (collateralized by obligations of various U.S. Government Agencies, 1.25% due 9/30/28, valued at $17,268,900) (Cost $16,930,231)	16,930,231

TOTAL INVESTMENTS – 103.9%
(Cost $394,833,782)	602,732,031

LIABILITIES LESS CASH AND OTHER ASSETS – (3.9)%	(22,462,156)

NET ASSETS – 100.0%	$580,269,875

ADR – American Depository Receipt

[1]	Non-income producing.

[2]	At September 30, 2021, a portion of these securities were rehypothecated in connection with the Fund’s revolving credit agreement in the aggregate amount of $19,664,176.

[3]	All or a portion of these securities were pledged as collateral in connection with the Fund’s revolving credit agreement at September 30, 2021. Total market value of pledged securities at September 30, 2021, was $65,375,335.

[4]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities and/or due to the application of fair value factors.

[5]	Securities for which market quotations are not readily available represent 0.1% of net assets. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Directors. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $395,189,219. At September 30, 2021, net unrealized appreciation for all securities was $207,542,812, consisting of aggregate gross unrealized appreciation of $248,345,227 and aggregate gross unrealized depreciation of $40,802,415. The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Directors, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:

Level 1 –	quoted prices in active markets for identical securities.
Level 2 –	other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities and foreign securities that were fair valued are noted in the Schedule of Investments.
Level 3 –	significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2021. For a detailed breakout of common stocks by sector classification, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$562,857,853	$22,652,887	$291,060	$585,801,800
Repurchase Agreement	–	16,930,231	–	16,930,231

Level 3 Reconciliation:

	Balance as of 12/31/20	Corporate Actions	Purchases	Sales	Realized Gain (Loss)	Unrealized Gain (Loss)	Balance as of 9/30/21
Common Stocks	$201,500	$–	$ 452,157	$1	$(1,017,324)	$654,728	$291,060
Warrants	5,000	0	–	–	–	(5,000)	–

Repurchase Agreements:

The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities. The remaining contractual maturity of the repurchase agreement held by the Fund at September 30, 2021 is overnight and continuous.

Borrowings:

The Fund is party to a revolving credit agreement (the credit agreement) with BNP Paribas Prime Brokerage International, Limited (BNPPI). The Fund pays a commitment fee of 0.50% per annum on the unused portion of the then-current maximum amount that may be borrowed by the Fund under the credit agreement. The credit agreement has a 179-day rolling term that resets daily. The Fund is required to pledge portfolio securities as collateral in an amount up to two times the loan balance outstanding, or as otherwise required by applicable regulatory standards, and has granted a security interest in the securities pledged to, and in favor of, BNPPI as security for the loan balance outstanding. If the Fund fails to meet certain requirements, or comply with other financial covenants set forth in the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement, which may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may terminate the credit agreement upon certain ratings downgrades of its corporate parent, which would result in the Fund’s entire loan balance becoming immediately due and payable. The occurrence of such ratings downgrades may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may also terminate the credit agreement upon sixty (60) calendar days’ prior written notice to the Fund in the event the Fund’s net asset value per share as of the close of business on the last business day of any calendar month declines by thirty-five percent (35%) or more from the Fund’s net asset value per share as of the close of business on the last business day of the immediately preceding calendar month.

The credit agreement also permits, subject to certain conditions, BNPPI to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPPI on demand. If BNPPI fails to deliver the recalled security in a timely manner, the Fund is compensated by BNPPI for any fees or losses related to the failed delivery or, in the event a recalled security is not returned by BNPPI, the Fund, upon notice to BNPPI, may reduce the loan balance outstanding by the value of the recalled security failed to be returned. The Fund receives a portion of the fees earned by BNPPI in connection with the rehypothecation of portfolio securities.

The current maximum amount the Fund may borrow under the credit agreement is $22,000,000. The Fund has the right to reduce the maximum amount it can borrow under the credit agreement upon one (1) business day’s prior written notice to BNPPI. In addition, the Fund and BNPPI may agree to increase the maximum amount the Fund can borrow under the credit agreement, which amount may not exceed $60,000,000.

As of September 30, 2021, the Fund has outstanding borrowings of $22,000,000. During the nine months ended September 30, 2021, the Fund borrowed an average daily balance of $22,000,000. As of September 30, 2021, the aggregate value of rehypothecated securities was $19,664,176.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through Royce Investment Partners (www.royceinvest.com) and on the Securities and Exchange Commission’s website (www.sec.gov).